JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

May 2, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of the Security Capital U. S. Core Real Estate Securities Fund (the “Fund”) File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Fund do not differ from the Prospectuses contained in the Post-Effective Amendment No. 494 (Amendment No. 495 under the Investment Company Act of 1940) filed electronically on April 27, 2017.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary